PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 23,852	$ 6,020
Property and equipment impairments	$ 0	$ 0